Derivative instruments and hedging activities (Tables)	6 Months Ended
Sep. 30, 2022
Derivative Instruments and Hedging Activities [Abstract]
Significant concentration of exposures to credit risk in OTC derivatives

	Billions of yen
	March 31, 2022
	Gross fair value of derivative assets	Impact of master netting agreements	Impact of collateral	Net exposure to credit risk
Financial institutions	¥15,667	¥(13,193)	¥(1,669)	¥805

	Billions of yen
	September 30, 2022
	Gross fair value of derivative assets	Impact of master netting agreements	Impact of collateral	Net exposure to credit risk
Financial institutions	¥27,075	¥(23,637)	¥(2,337)	¥1,101

Volume of derivative activity in statement of financial position

		Billions of yen
		March 31, 2022
		Derivative assets	Derivative liabilities
	Total Notional (1)	Fair value	Fair value (1)
Derivatives used for trading and non-trading purposes (2) :
Equity contracts	¥34,526	¥974	¥1,457
Interest rate contracts	2,769,546	11,938	10,865
Credit contracts	37,572	443	514
Foreign exchange contracts	314,763	4,804	4,814
Commodity contracts	300	1	1

Total	¥3,156,707	¥18,160	¥17,651

Derivatives designated as formal fair value or net investment accounting hedges :
Interest rate contracts	¥2,166	¥—	¥88
Foreign exchange contracts	145	2	—

Total	¥2,311	¥2	¥88

Total derivatives	¥3,159,018	¥18,162	¥17,739

		Billions of yen
		September 30, 2022
		Derivative assets	Derivative liabilities
	Total Notional (1)	Fair value	Fair value (1)
Derivatives used for trading and non-trading purposes (2) :
Equity contracts	¥33,531	¥1,305	¥1,898
Interest rate contracts	3,521,150	21,253	20,011
Credit contracts	46,260	331	444
Foreign exchange contracts	399,613	8,585	8,493
Commodity contracts	299	1	1

Total	¥4,000,853	¥31,475	¥30,847

Derivatives designated as formal fair value or net investment accounting hedges :
Interest rate contracts	¥2,728	¥—	¥227
Foreign exchange contracts	158	5	—

Total	¥2,886	¥5	¥227

Total derivatives	¥4,003,739	¥31,480	¥31,074

(1)	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
(2)
As of March 31, 2022 and September 30, 2022, the amounts reported include derivatives used for non-trading purposes other than those designated as fair value or net investment accounting hedges. These amounts have not been separately presented since such amounts were not significant.

Offsetting of derivatives instruments and related collateral amounts

	Billions of yen		Billions of yen
	March 31, 2022		September 30, 2022
	Derivative assets	Derivative liabilities (1)	Derivative assets	Derivative liabilities (1)
Equity contracts
OTC settled bilaterally	¥709	¥1,054	¥771	¥1,114
Exchange-traded	265	403	534	784
Interest rate contracts
OTC settled bilaterally	9,486	8,584	15,194	14,286
OTC centrally-cleared	2,332	2,309	5,929	5,898
Exchange-traded	120	60	130	54
Credit contracts
OTC settled bilaterally	208	276	209	305
OTC centrally-cleared	223	224	100	113
Exchange-traded	12	14	22	26
Foreign exchange contracts
OTC settled bilaterally	4,806	4,814	8,590	8,493
Commodity contracts
OTC settled bilaterally	1	1	1	1
Exchange-traded	0	0	0	0

Total gross derivative balances (2)	¥18,162	¥17,739	¥31,480	¥31,074
Less: Amounts offset in the consolidated balance sheets (3)	(16,608)	(16,079)	(29,358)	(28,468)

Total net amounts reported on the face of the consolidated balance sheets (4)	¥1,554	¥1,660	¥2,122	¥2,606
Less: Additional amounts not offset in the consolidated balance sheets (5)
Financial instruments and non-cash collateral	(432)	(134)	(619)	(352)

Net amount	¥1,122	¥1,526	¥1,503	¥2,254

(1)	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
(2)
Includes all gross derivative asset and liability balances irrespective of whether they are transacted under a master netting agreement or whether Nomura has obtained sufficient evidence of enforceability of the master netting agreement. As of March 31, 2022, the gross balance of derivative assets and derivative liabilities which are not documented under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was ¥458 billion and ¥671 billion, respectively. As of September 30, 2022, the gross balance of such derivative assets and derivative liabilities was ¥765 billion and ¥936 billion, respectively.

(3)
Represents amounts offset through counterparty
offsetting
of derivative assets and liabilities as well as cash collateral offsetting
against net derivatives under master netting and similar agreements for which Nomura has obtained sufficient evidence of enforceability in accordance with ASC 815. As of March 31, 2022, Nomura offset a total of ¥1,431 billion of cash collateral receivables against net derivative liabilities and ¥1,960 billion of cash collateral payables against net derivative assets. As of September 30, 2022, Nomura offset a total of ¥2,026 billion of cash collateral receivables against net derivative liabilities and ¥2,917 billion of cash collateral payables against net derivative assets.

(4)
Net derivative assets and net derivative liabilities are generally reported within
Trading assets and private equity and debt investments
—
Trading assets
and
Trading liabilities
, respectively in the consolidated balance sheet. Bifurcated embedded derivatives are reported within
Short-term borrowings
or
Long-term borrowings
depending on the maturity of the underlying host contract.

(5)
Represents amounts which are not permitted to be offset on the consolidated balance sheets in accordance with ASC
210-20
and ASC 815 but which provide Nomura with a legally enforceable right of offset in the event of counterparty default. Amounts relating to derivative and collateral agreements where Nomura has not yet obtained sufficient evidence of enforceability of such offsetting rights are excluded. As of March 31, 2022, a total of ¥359 billion of cash collateral receivables and ¥652 billion of cash collateral payables, including amounts reported in the table, have not been offset against net derivatives. As of September 30, 2022, a total of ¥438 billion of cash collateral receivables and ¥712 billion of cash collateral payables, including amounts reported in the table, have not been offset against net derivatives.

Derivative amounts included in consolidated statements of income
The following tables present amounts included in the consolidated statements of income for the six and three months ended September 30, 2021 and 2022 related to derivatives used for trading and non-trading
purposes by types of underlying derivative contract. Derivatives which contain multiple types of risk are classified in the table based on the primary risk type of instrument.

	Billions of yen
	Six months ended September 30
	2021	2022

Derivatives used for trading and non-trading purposes (1) :
Equity contracts	¥(185)	¥(20)
Interest rate contracts	16	302
Credit contracts	2	(101)
Foreign exchange contracts	26	270
Commodity contracts	33	2

Total	¥(108)	¥453

	Billions of yen
	Three months ended September 30
	2021	2022
Derivatives used for trading and non-trading purposes (1) :
Equity contracts	¥(117)	¥14
Interest rate contracts	7	190
Credit contracts	(8)	4
Foreign exchange contracts	(43)	55
Commodity contracts	10	(20)

Total	¥(151)	¥243

(1)
Includes net gains (losses) on derivatives used for non-trading purposes which are not designated as fair value or net investment hedges. For the six and three months ended September 30, 2021 and 2022, these amounts have not been separately presented as net gains (losses) for these non-trading derivatives were not significant.

Schedule of carrying value hedged items

	Billions of yen
Balance sheet line item in which the hedged item is included:	Carrying amount of the hedged liabilities		Cumulative gains of fair value hedging adjustment included in the carrying amount of the hedged assets/liabilities		Cumulative amount of fair value hedging adjustment remaining for the liabilities which hedge accounting has been discontinued

	March 31, 2022	September 30, 2022	March 31, 2022	September 30, 2022	March 31, 2022	September 30, 2022
Long-term borrowings	¥2,075	¥2,504	¥90	¥223	¥0	¥1
Total	¥2,075	¥2,504	¥90	¥223	¥0	¥1

Fair value hedges
The following tables present amounts included in the consolidated statements of income for the six and three months ended September 30, 2021 and 2022 related to derivatives designated as fair value hedges by type of underlying derivative contract and the nature of the hedged item.

	Billions of yen
	Six months ended September 30
	2021	2022

Derivatives designated as fair value hedging instruments:

Interest rate contracts	¥(3)	¥139

Total	¥(3)	¥139

Hedged items in fair value hedges:
Long-term borrowings	¥3	¥(139)

Total	¥3	¥(139)

	Billions of yen
	Three months ended September 30
	2021	2022
Derivatives designated as fair value hedging instruments:

Interest rate contracts	¥5	¥88

Total	¥5	¥88

Hedged items in fair value hedges:
Long-term borrowings	¥(5)	¥(88)

Total	¥(5)	¥(88)

Net investment hedges
The following tables present gains (losses) from derivatives designated as net investment hedges included in the consolidated statements of comprehensive income for the six and three months ended September 30, 2021 and 2022.

	Billions of yen
	Six months ended September 30
	2021	2022
Net investment hedging instruments:
Foreign exchange contracts	¥2	¥18

Total	¥2	¥18

	Billions of yen
	Three months ended September 30
	2021	2022
Net investment hedging instruments
Foreign exchange contracts	¥4	¥9

Total	¥4	¥9

Written credit derivatives and purchased credit protection

	Billions of yen
	March 31, 2022
		Maximum potential payout/Notional					Notional
			Years to maturity				Purchased credit protection
	Carrying value (Asset) / Liability (1)	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Single-name credit default swaps	¥19	¥7,708	¥1,339	¥2,915	¥2,448	¥1,006	¥5,688
Credit default swap indices	(140)	10,015	2,045	4,189	3,257	524	7,494
Other credit risk related portfolio products	19	419	56	286	63	14	293
Credit-risk related options and swaptions	0	115	—	—	88	27	68

Total	¥(102)	¥18,257	¥3,440	¥7,390	¥5,856	¥1,571	¥13,543

	Billions of yen
	September 30, 2022
		Maximum potential payout/Notional					Notional
			Years to maturity				Purchased credit protection
	Carrying value (Asset) / Liability (1)	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Single-name credit default swaps	¥59	¥8,812	¥1,567	¥3,409	¥2,629	¥1,207	¥6,474
Credit default swap indices	21	11,412	2,691	4,689	3,203	829	8,476
Other credit risk related portfolio products	71	468	89	239	118	22	285
Credit-risk related options and swaptions	1	64	—	—	64	—	27

Total	¥152	¥20,756	¥4,347	¥8,337	¥6,014	¥2,058	¥15,262

(1)
Carrying value amounts are shown on a gross basis prior to cash collateral or counterparty offsetting. Asset balances represent positive fair value amounts caused by tightening of credit spreads of underlyings since inception of the credit derivatives.

Written credit derivatives by external credit rating of underlying asset

	Billions of yen
	March 31, 2022
	Maximum potential payout/Notional
	AAA	AA	A	BBB	BB	Other (1)	Total
Single-name credit default swaps	¥192	¥1,485	¥2,164	¥2,057	¥869	¥941	¥7,708
Credit default swap indices	105	215	3,369	5,012	988	326	10,015
Other credit risk related portfolio products	—	—	28	226	47	118	419
Credit-risk related options and swaptions	—	—	61	27	27	—	115

Total	¥297	¥1,700	¥5,622	¥7,322	¥1,931	¥1,385	¥18,257

	Billions of yen
	September 30, 2022
	Maximum potential payout/Notional
	AAA	AA	A	BBB	BB	Other (1)	Total
Single-name credit default swaps	¥231	¥1,654	¥2,626	¥2,577	¥936	¥788	¥8,812
Credit default swap indices	234	198	3,939	5,623	1,028	390	11,412
Other credit risk related portfolio products	—	—	63	186	64	155	468
Credit-risk related options and swaptions	—	—	—	38	26	—	64

Total	¥465	¥1,852	¥6,628	¥8,424	¥2,054	¥1,333	¥20,756

(1)	Other includes credit derivatives where the credit rating of the underlying reference asset is below investment grade or where a credit rating is unavailable.